Note 37 - Operating Segments - Financial Statements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Revenue	$ 142,082	$ 121,329	$ 100,002
Inter-segmental revenue	0	0
Royalty	(7,124)	(6,083)	(5,007)
Production costs	(62,998)	(53,126)	(43,711)
Depreciation	(10,141)	(8,046)	(4,628)
Other income	60	46	4,765
Other expenses	(11,782)	(7,136)	(5,315)
Administrative expenses	(11,941)	(9,091)	(7,997)
Management fee	0	0
Cash-settled share-based expense	(609)	(477)	(1,413)
Equity-settled share-based expense	(484)	0	0
Net foreign exchange gain (loss)	4,411	1,184	4,305
Fair value loss on derivative liabilities	(1,198)	(240)	(266)
Net finance cost	(640)	(361)
Dividends (paid) received	0
Profit before tax	39,636	37,999	40,430
Tax expense	(16,770)	(14,857)	(15,173)
Profit for the year	22,866	23,142	25,257
Current (excluding intercompany)	38,427	52,933
Non-Current (excluding intercompany)	196,764	157,944
Additions other than through business combinations, property, plant and equipment	48,220	31,479
Expenditure on evaluation and exploration assets (note 18)	9,398	5,717
Intercompany balances	0	0
Current (excluding intercompany)	(32,441)	(17,688)
Non-current (excluding intercompany)	(9,291)	(12,633)
Intercompany balances	0	0
Administrative expenses	11,941	9,091	$ 7,997
Elimination of intersegment amounts [member]
Statement Line Items [Line Items]
Revenue	0	0
Inter-segmental revenue	(19,885)	(21,662)
Royalty	0	0
Production costs	18,586	19,893
Depreciation	789	466
Other income	0	0
Other expenses	0	0
Administrative expenses	0	2
Management fee	0	0
Cash-settled share-based expense	853	691
Equity-settled share-based expense	0
Net foreign exchange gain (loss)	(291)	(92)
Fair value loss on derivative liabilities	0	0
Net finance cost	0	0
Dividends (paid) received	0
Profit before tax	52	(706)
Tax expense	117	151
Profit for the year	169	(555)
Current (excluding intercompany)	(83)	(162)
Non-Current (excluding intercompany)	(5,446)	(4,880)
Additions other than through business combinations, property, plant and equipment	(1,355)	(1,019)
Expenditure on evaluation and exploration assets (note 18)	0	0
Intercompany balances	(107,227)	(91,697)
Current (excluding intercompany)	0	0
Non-current (excluding intercompany)	116	322
Intercompany balances	107,227	91,697
Administrative expenses	(0)	(2)
Material reconciling items [member]
Statement Line Items [Line Items]
Revenue	0	0
Inter-segmental revenue	0	0
Royalty	0	0
Production costs	0	0
Depreciation	(42)	(44)
Other income	0	0
Other expenses	(427)	(3,895)
Administrative expenses	(8,722)	(6,094)
Management fee	0	0
Cash-settled share-based expense	(1,462)	(1,197)
Equity-settled share-based expense	(484)
Net foreign exchange gain (loss)	406	389
Fair value loss on derivative liabilities	(1,198)	(135)
Net finance cost	229	1,255
Dividends (paid) received	16,992
Profit before tax	5,292	(9,721)
Tax expense	(850)	0
Profit for the year	4,442	(9,721)
Current (excluding intercompany)	3,932	16,198
Non-Current (excluding intercompany)	19,406	897
Additions other than through business combinations, property, plant and equipment	10,821	0
Expenditure on evaluation and exploration assets (note 18)	4	163
Intercompany balances	61,557	48,054
Current (excluding intercompany)	(13,089)	(6,040)
Non-current (excluding intercompany)	(1,109)	(1,107)
Intercompany balances	(59,749)	(43,816)
Administrative expenses	8,722	6,094
Zimbabwean operations [member]
Statement Line Items [Line Items]
Revenue	142,082	121,329
Inter-segmental revenue	0	0
Royalty	(7,124)	(6,083)
Production costs	(62,701)	(53,117)
Depreciation	(10,735)	(8,348)
Other income	48	47
Other expenses	(11,289)	(3,241)
Administrative expenses	(172)	(128)
Management fee	(3,454)	(2,908)
Cash-settled share-based expense	0	0
Equity-settled share-based expense	0
Net foreign exchange gain (loss)	4,415	1,182
Fair value loss on derivative liabilities	0	0
Net finance cost	(861)	(1,614)
Dividends (paid) received	(16,992)
Profit before tax	33,217	47,119
Tax expense	(15,785)	(14,356)
Profit for the year	17,432	32,763
Current (excluding intercompany)	33,130	34,440
Non-Current (excluding intercompany)	181,982	159,612
Additions other than through business combinations, property, plant and equipment	39,635	30,575
Expenditure on evaluation and exploration assets (note 18)	9,394	5,554
Intercompany balances	33,468	34,512
Current (excluding intercompany)	(17,451)	(10,042)
Non-current (excluding intercompany)	(8,197)	(11,535)
Intercompany balances	(12,725)	(12,414)
Administrative expenses	172	128
South African operations [member]
Statement Line Items [Line Items]
Revenue	0	0
Inter-segmental revenue	19,885	21,662
Royalty	0	0
Production costs	(18,883)	(19,902)
Depreciation	(153)	(120)
Other income	12	(1)
Other expenses	(66)	0
Administrative expenses	(3,047)	(2,867)
Management fee	3,454	2,908
Cash-settled share-based expense	0	29
Equity-settled share-based expense	0
Net foreign exchange gain (loss)	(119)	(295)
Fair value loss on derivative liabilities	0	(105)
Net finance cost	(8)	(2)
Dividends (paid) received	0
Profit before tax	1,075	1,307
Tax expense	(252)	(652)
Profit for the year	823	655
Current (excluding intercompany)	1,448	2,457
Non-Current (excluding intercompany)	822	2,315
Additions other than through business combinations, property, plant and equipment	(881)	1,923
Expenditure on evaluation and exploration assets (note 18)	0	0
Intercompany balances	12,202	9,131
Current (excluding intercompany)	(1,901)	(1,606)
Non-current (excluding intercompany)	(101)	(313)
Intercompany balances	(34,753)	(35,467)
Administrative expenses	$ 3,047	$ 2,867